Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consisted of the following (in thousands):

	December 31, 2019	December 31, 2020	June 30, 2021
			(unaudited)
Accrued commissions	$6,298	$6,662	$7,982
Accrued payroll	5,847	4,839	15,489
Accounts payable	3,071	2,530	4,283
Other accrued expenses	2,877	5,234	4,495
Total accounts payable and accrued expenses	$18,093	$19,265	$32,249